Reporting entity	12 Months Ended
Dec. 31, 2024
Reporting entity
Reporting entity

1.   Reporting entity

GDEV Inc. (formerly, Nexters Inc.) (the “Company”) is a company incorporated under the laws of the British Virgin Islands on January 27, 2021, which was formed for the sole purpose of effectuating a merger with Kismet Acquisition One Corp , a special purpose acquisition company (“Kismet”).

The mailing and registered address of GDEV Inc.’s principal executive office is 55, Griva Digeni, 3101, Limassol, Cyprus.

GDEV Inc. is the direct parent of Nexters Global Ltd, which was incorporated in Cyprus on November 2, 2009 as a private limited liability company under the Cyprus Companies Law, Cap. 113. Nexters Global Ltd’s registered office is at Faneromenis 107, 6031, Larnaca, Cyprus. Nexters Global Ltd generates the majority of the Group’s revenues.

These consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2024 and December 31, 2023 and for the years ended December 31, 2024, 2023 and 2022.

The principal activities of the Company and its subsidiaries (the “Group”) are the development and publishing of online games for mobile, web and social platforms. The Group also derives revenue from advertising services in its online games. Information about the Company’s main subsidiaries is disclosed in Note 27.

The Company’s ordinary shares and warrants are listed on Nasdaq under the symbols GDEV and GDEVW, respectively. Effective August 28, 2024, the Company effected a 1-for-10 reverse share split of its issued and outstanding ordinary shares (Note 24). All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse share split retroactively, for all periods presented.

The Group has no ultimate controlling party.